Cash flow information - Schedule of adjustments to reconcile net loss to net cash generated from operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Cash And Cash Equivalents [Line Items]
Loss for the year	€ (101,429)	€ (143,279)	€ (73,425)
ADJUSTMENTS FOR
Depreciation and amortization	17,584	21,036	14,281
Write-off / impairment fixed assets/intangibles	(731)	23,249	0
Share-based compensation expense	5,111	(8,656)	14,509
Income tax expense/(income)	2,800	(1,536)	3,446
Dividends received from associated companies	0	0	0
(Profit)/loss from disposal of property, plant, equipment and intangible assets	(12)	38	46
Share of (profit)/loss from associates	0	(9)	5
(Profit)/loss from disposal held for sale	580	0	0
Provision for employer contribution costs on share-based compensation plans	(1,659)	(22,933)	19,079
Other non-cash (income)/expense	(804)	14,088	(11,604)
Interest income	(1,210)	(260)	(249)
Interest expense	23,325	19,054	16,964
Adjustments for non-cash transactions	44,984	44,070	56,476
CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES (EXCLUDING THE EFFECTS OF ACQUISITION AND CONSOLIDATION)
Other non-current assets	(192)	10,981	194
Long term contract liabilities	0	(5,241)	4,662
Long term refund liabilities	1,136	(154,833)	54,501
Other non-current liabilities and provisions	(430)	1,379	(3)
Changes in non-current operating assets and liabilities	514	(147,713)	59,353
CHANGES IN WORKING CAPITAL (EXCLUDING THE EFFECTS OF ACQUISITION AND EXCHANGE RATE DIFFERENCES ON CONSOLIDATION)
Inventory	(9,165)	84,224	(92,373)
Trade and other receivables	(2,855)	12,401	(21,349)
Contract liabilities	(3,471)	(114,603)	34,453
Refund liabilities	(112,689)	33,764	80,160
Trade and other payables and provisions	(17,398)	(14,053)	35,236
Changes in working capital	(145,578)	1,732	36,127
Cash used in operations	€ (201,509)	(245,189)	€ 78,532
Provision for employer contribution released		(23,200)
UK Authority
CHANGES IN WORKING CAPITAL (EXCLUDING THE EFFECTS OF ACQUISITION AND EXCHANGE RATE DIFFERENCES ON CONSOLIDATION)
Revenue from royalty obligation		€ 169,200